Share Capital and Share Premium (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of classes of share capital [line items]
Number of shares outstanding at beginning of period (in shares)	59,194,488	55,395,856	51,668,315
Exercise of stock options (in shares)	1,478,225	1,137,439	1,024,626
Vesting of RSUs (in shares)	88,244	79,560	19,581
Number of shares outstanding at end of period (in shares)	60,760,957	59,194,488	55,395,856
Global offering
Disclosure of classes of share capital [line items]
New shares issued for private placement, initial public offering, public offering and underwriters' over-allotment option (in shares)		2,244,899	2,333,334
Underwriters' over allotment option
Disclosure of classes of share capital [line items]
New shares issued for private placement, initial public offering, public offering and underwriters' over-allotment option (in shares)		336,734	350,000